INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Trademark [Member] CNY	Dec. 31, 2012 Trademark [Member] CNY	Dec. 31, 2013 Computer software [Member] CNY	Dec. 31, 2012 Computer software [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross					1,828,762	1,274,392	6,603,124	6,153,728
Less: accumulated amortization		(1,968,299)	(1,054,522)
Intangible assets, net	1,067,709	6,463,587	6,373,598
Amortization of intangible assets	$ 157,472	953,290	764,312	223,926